Balance Sheet (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Preferred stock, authorized (in Shares)	500,000,000	500,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in Shares)	750,000,000
Common stock, par value (in Dollars per share)	$ 0.001
Common stock, issued (in Shares)	125,500,000
Common stock, outstanding (in Shares)	125,500,000